Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Authorised and in issue	53,827	53,808	53,720
Issued for share plan	19	88